Other liabilities - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Lease liabilities	£ 1,219	£ 1,589
Other creditors and accruals	5,992	4,671
Other liabilities	£ 7,211	£ 6,260